Equity - Changes in Other Reserves (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Balance, beginning of year	$ (26,917.9)		$ 1,663.9	$ 11,774.1
Exchange differences arising on translation of foreign operations	14,562.0		(28,257.4)	(9,409.2)
Equity instruments	(3,311.6)
Other comprehensive income reclassified to profit or loss upon disposal of subsidiaries				36.1
Changes in fair value of available-for-sale financial assets			(154.7)	(696.3)
Debt instruments	(1,858.0)
Cumulative (gain)/loss reclassified to profit or loss upon disposal of available-for-sale financial assets			(61.2)	4.1
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	1,193.1
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	989.1
Loss allowance adjustments from debt instruments	(2.0)
Gain (loss) arising on changes in the fair value of hedging instruments	41.0		99.6
Transferred to initial carrying amount of hedged items	(22.2)		(94.9)
Share of other comprehensive income (loss) of associates	86.5		(99.4)	24.5
Share of unearned stock-based compensation of associates	8.5		(10.3)
Other comprehensive loss reclassified to profit or loss upon disposal of associates				(8.2)
Income tax effect	92.4		(3.5)	(61.2)
Balance, end of year	(15,449.9)	$ (504.7)	(26,917.9)	1,663.9
ADJUSTED BALANCE
Balance, beginning of year	(27,228.7)
Balance, end of year			(27,228.7)
Others - Foreign Currency Translation Reserve [member]
Balance, beginning of year	(26,697.7)		1,661.2	11,039.9
Exchange differences arising on translation of foreign operations	14,562.0		(28,257.4)	(9,409.2)
Other comprehensive income reclassified to profit or loss upon disposal of subsidiaries				36.1
Share of other comprehensive income (loss) of associates	93.3		(101.5)	(0.9)
Other comprehensive loss reclassified to profit or loss upon disposal of associates				(4.7)
Balance, end of year	(12,042.4)		(26,697.7)	1,661.2
Others - Foreign Currency Translation Reserve [member] | ADJUSTED BALANCE
Balance, beginning of year	(26,697.7)
Balance, end of year			(26,697.7)
Others - Unrealized Gain/Loss from Available-for-sale Financial Assets [member]
Balance, beginning of year	(214.1)		2.6	734.8
Changes in fair value of available-for-sale financial assets			(154.7)	(696.3)
Cumulative (gain)/loss reclassified to profit or loss upon disposal of available-for-sale financial assets			(61.2)	4.1
Share of other comprehensive income (loss) of associates			2.1	24.7
Other comprehensive loss reclassified to profit or loss upon disposal of associates				(3.5)
Income tax effect			(2.9)	(61.2)
Balance, end of year			(214.1)	2.6
Others - Cash Flow Hedges Reserve [member]
Balance, beginning of year	4.2		0.1	(0.6)
Gain (loss) arising on changes in the fair value of hedging instruments			99.6
Transferred to initial carrying amount of hedged items			(94.9)
Share of other comprehensive income (loss) of associates				0.7
Income tax effect			(0.6)
Balance, end of year			4.2	$ 0.1
Others - Stock-Based Employee Compensation [member]
Balance, beginning of year	(10.3)
Share of unearned stock-based compensation of associates	8.5		(10.3)
Balance, end of year	(1.8)		(10.3)
Others - Stock-Based Employee Compensation [member] | ADJUSTED BALANCE
Balance, beginning of year	(10.3)
Balance, end of year			(10.3)
Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member]
Equity instruments	(3,311.6)
Debt instruments	(1,858.0)
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	1,193.1
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	989.1
Loss allowance adjustments from debt instruments	(2.0)
Share of other comprehensive income (loss) of associates	(6.8)
Income tax effect	91.8
Balance, end of year	(3,429.3)
Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member] | ADJUSTED BALANCE
Balance, beginning of year	(524.9)
Balance, end of year			(524.9)
Other - Gain (loss) on hedging instruments [member]
Gain (loss) arising on changes in the fair value of hedging instruments	41.0
Transferred to initial carrying amount of hedged items	(22.2)
Income tax effect	0.6
Balance, end of year	23.6
Other - Gain (loss) on hedging instruments [member] | ADJUSTED BALANCE
Balance, beginning of year	$ 4.2
Balance, end of year			$ 4.2